Reverse Repurchase Agreements - Non Trading - Summary of Reverse Repurchase Agreements - Non Trading (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements-non trading	£ 23,636	£ 21,127
Agreements with banks [member]
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements-non trading	2,161	3,254
Agreements with customers [member]
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements-non trading	£ 21,475	£ 17,873